Share-based payments - Changes in Outstanding ELTIP and EDIP Awards (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EDIP | Time Vesting Shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	244	215	226
Granted (in shares)	130	132	115
Vested (fair value in 2017: $10.2 million, 2016: $7.0 million, 2015: $10.6 million) (in shares)	(138)	(102)	(118)
Resignations, retirements, redundancies (in shares)	(2)	(1)	(8)
Outstanding at end of year (in shares)	234	244	215
ELTIP | Time Vesting Shares and Performance Shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	679	640	606
Granted (in shares)	241	236	360
Vested (fair value in 2017: $10.2 million, 2016: $7.0 million, 2015: $10.6 million) (in shares)	(220)	(196)	(302)
Resignations, retirements, redundancies (in shares)	(3)	(1)	(24)
Outstanding at end of year (in shares)	697	679	640
EDIP and ELTIP
Changes in Outstanding ELTIP and EDIP Awards
Fair value of awards vested	$ 10.2	$ 7.0	$ 10.6